Paris, October 19, 2005

Dear Mr. OHSIEK,

We acknowledge receipt of you letter dated September 30, 2005 regarding Form 20-F.

Please understand that we appreciate your analysis and your assistance in our compliance.

You will find hereafter our responses to your comments. We have managed to be as detailed as necessary in our explanations.

We hope the information we provide you with will help you better understand our disclosures.

Sincerely,

/s/ Gérard LAMARCHE

Gérard LAMARCHE